INCOME TAXES - Schedule of Components of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES [Abstract]
United States	$ 124,736	$ 371,382
Foreign	42,247	(3,297)
Income before income taxes and equity earnings of affiliates	$ 166,983	$ 368,085